Borrowings - Components (Details) R in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2020 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)	Sep. 18, 2020 USD ($)	Sep. 11, 2020 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 12, 2018 USD ($)	Sep. 11, 2018 USD ($)	May 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Sep. 19, 2017 USD ($)	Nov. 15, 2016 ZAR (R)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Total borrowings		R 18,382.6	R 23,736.2	R 24,504.7		R 18,382.6			R 23,736.2	R 24,504.7					R 25,649.5
Current portion of borrowings						(885.6)			(38.3)	(6,188.2)
Total non-current portion of non-current borrowings						17,497.0			23,697.9	18,316.5
Derivative financial liabilities									4,144.9	408.9					1,093.5
Non-current derivative financial liabilities									4,144.9	408.9
Balance at beginning of period		23,736.2	24,504.7	25,649.5
Borrowings acquired on acquisition of subsidiary			2,574.8
Loans raised		16,289.2	18,981.7	17,130.2
Loans repaid		(18,335.1)	(22,008.3)	(21,231.5)
Bond converted into shares		(5,578.2)
Unwinding of loans recognised at amortised cost		393.2	374.4	538.3
Accrued interest		1,289.9	1,444.9	1,572.5
Accrued interest paid		(866.3)	(777.7)	(907.2)
Gain on derecognition of borrowings				(179.7)
Loss on revised estimated cash flows		(264.3)	96.6	(804.6)
(Gain)/loss on foreign exchange differences and foreign currency translation		2,150.2	(779.9)	3,367.2
Balance at end of period		18,382.6	23,736.2	24,504.7
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt					$ 600,000,000									R 600.0
Total borrowings		6,977.7	5,711.9	2,726.5		6,977.7			5,711.9	2,726.5
Current portion of borrowings | $					(150,000,000)
Total non-current portion of non-current borrowings | $					450,000,000
Balance at beginning of period		5,711.9	2,726.5
Loans raised		7,218.1	9,067.1	5,391.6
Loans repaid		(6,802.2)	(5,826.2)	(2,744.7)
(Gain)/loss on foreign exchange differences and foreign currency translation		(849.9)	261.9	(6.5)
Balance at end of period		6,977.7	5,711.9	2,726.5
R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt						6,000.0			6,000.0								R 6,000.0
Total borrowings			5,896.4	5,896.4						5,896.4					5,536.4
Balance at beginning of period			5,896.4	5,536.4
Loans raised			1,150.0	360.0
Loans repaid			(5,046.4)
Balance at end of period				5,896.4
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt						5,500.0			5,500.0
Total borrowings		2,500.0	2,500.0	0.0					2,500.0	0.0					0.0
Balance at beginning of period		2,500.0	0.0	0.0
Loans raised		5,000.0	500.0	0.0
Loans repaid		(7,500.0)	0.0	0.0
Balance at end of period			2,500.0	0.0
Bond Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Accrued interest		857.7	769.9	942.5
2022 and 2025 Notes
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $											$ 349,000,000
Total borrowings		10,135.7	9,609.8	9,808.7		10,135.7			9,609.8	9,808.7					12,597.7
Balance at beginning of period		9,609.8	9,808.7	12,597.7
Loans repaid				(5,107.4)
Accrued interest		741.6	672.2	795.5
Accrued interest paid		(763.5)	(664.9)	(836.6)
Gain on derecognition of borrowings				(128.8)
(Gain)/loss on foreign exchange differences and foreign currency translation		445.4	(239.5)	2,209.4
Balance at end of period		10,135.7	9,609.8	9,808.7
US 450 Million Convertible Bond [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $							$ 383,000,000	$ 200,000				$ 384,000,000	$ 66,000,000			$ 450,000,000
Total borrowings		4,578.6	4,578.6	4,496.6					4,578.6	4,496.6
Derivative financial liabilities									4,144.9	408.9
Balance at beginning of period		4,578.6	4,496.6
Loans repaid	R (13.2)	(13.2)		(745.2)
Bond converted into shares		(5,578.2)
Accrued interest		94.2	105.0	105.9
Gain on derecognition of borrowings				(50.9)
Balance at end of period			4,578.6	4,496.6
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Face amount of debt																		$ 178,100,000	R 1,883.9
Total borrowings		1,263.3	1,330.4	1,145.1	$ 178,100,000	1,263.3			1,330.4	1,145.1					1,537.5
Balance at beginning of period		1,330.4	1,145.1	1,537.5
Loss on revised estimated cash flows		(264.3)	96.6	(804.6)
Balance at end of period		1,263.3	1,330.4	1,145.1
Other borrowings
Disclosure of detailed information about borrowings [line items]
Total borrowings			425.6	425.6						425.6					R 478.7
Balance at beginning of period			425.6	478.7
Loans raised		4,071.1	8,264.6	10,798.6
Loans repaid		(4,019.7)	(11,135.7)	(10,854.6)
Balance at end of period				425.6
Franco-Nevada liability
Disclosure of detailed information about borrowings [line items]
Total borrowings		2.1	2.0	2.0		2.1			2.0	2.0
Balance at beginning of period		2.0	2.0
Balance at end of period		2.1	2.0	2.0
Stillwater Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Total borrowings		3.8	3.5	3.8		R 3.8			R 3.5	R 3.8
Balance at beginning of period		3.5	3.8
Balance at end of period		R 3.8	R 3.5	R 3.8
US$350 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt														R 350.0
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt																	R 4,500.0